Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Total profit for the year	£ 15,621	£ 5,096	£ 6,388
Items that may be subsequently reclassified to continuing operations income statement:
Exchange movements on overseas net assets and net investment hedges	113	(339)	(416)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries and associates	2	(25)	36
Fair value movements on cash flow hedges	(18)	5	(19)
Reclassification of cash flow hedges to income statement	14	12	54
Deferred tax on fair value movements on cash flow hedges	9	(8)	(18)
Items that may be subsequently reclassified to continuing operations income statement	120	(355)	(363)
Items that will not be reclassified to continuing operations income statement:
Exchange movements on overseas net assets of non-controlling interests	(28)	(20)	(10)
Fair value movements on equity investments	(754)	(911)	1,346
Tax on fair value movements on equity investments	56	131	(220)
Remeasurement (losses)/gains on defined benefit plans	(786)	940	(164)
Tax on remeasurement losses/(gains) on defined benefit plans	211	(223)	55
Fair value movements on cash flow hedges	(6)	0	0
Items that will not be reclassified to continuing operations income statement	(1,307)	(83)	1,007
Other comprehensive expense for the year from continuing operations	(1,187)	(438)	644
Other comprehensive income for the year from discontinued operations	356	101	326
Total comprehensive income for the year	14,790	4,759	7,358
Total comprehensive income for the year attributable to:
Shareholders	14,153	4,068	6,753
Non-controlling interests	637	691	605
Total comprehensive income for the year	£ 14,790	£ 4,759	£ 7,358